Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ Destination Fund
Schedule of Investments in Affiliated Issuers–100.25%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–11.22%
Invesco Global Real Estate Income Fund, Class R6	7.17%	$154,802	$253,058	$(74,678)	$8,475	$14,118	$4,720	38,010	$355,775
Invesco Multi-Asset Income Fund, Class R6	4.05%	101,507	130,148	(29,681)	(2,736)	1,830	7,519	20,707	201,068
Total Alternative Funds		256,309	383,206	(104,359)	5,739	15,948	12,239		556,843
Domestic Equity Funds–19.15%
Invesco S&P 500® Enhanced Value ETF	8.66%	205,696	253,292	(82,215)	32,864	20,181	6,476	10,435	429,818
Invesco S&P 500® High Dividend Low Volatility ETF	10.49%	244,834	350,614	(108,708)	19,138	15,035	11,319	12,306	520,913
Total Domestic Equity Funds		450,530	603,906	(190,923)	52,002	35,216	17,795		950,731
Fixed Income Funds–57.74%
Invesco Core Plus Bond Fund, Class R6	8.64%	446,039	400,873	(406,436)	(561)	(10,713)	6,941	38,117	429,202
Invesco Floating Rate ESG Fund, Class R6(b)	6.18%	204,673	205,396	(110,076)	3,462	3,382	6,946	41,744	306,820
Invesco Fundamental High Yield® Corporate Bond ETF	—	127,274	58,895	(184,832)	(5,903)	4,566	1,297	—	—
Invesco High Yield Bond Factor ETF	6.87%	—	372,576	(32,865)	1,575	(84)	6,582	13,323	341,202
Invesco Income Fund, Class R6(b)	6.18%	216,940	222,176	(137,256)	1,198	3,784	6,546	38,481	306,689
Invesco Intermediate Bond Factor Fund, Class R6	4.07%	—	220,228	(20,053)	1,866	158	1,626	18,516	202,199
Invesco International Bond Fund, Class R6(b)	5.57%	179,221	214,784	(97,673)	(23,071)	3,716	4,352	52,843	276,366
Invesco Short Duration Inflation Protected Fund, Class R6(b)	4.60%	113,585	141,624	(31,172)	2,938	1,735	2,558	20,634	228,627
Invesco Taxable Municipal Bond ETF	11.05%	50,551	589,542	(101,132)	8,379	1,303	6,791	16,671	548,643
Invesco Variable Rate Preferred ETF	4.58%	229,839	193,050	(196,842)	(6,123)	7,587	7,113	8,677	227,511
Total Fixed Income Funds		1,568,122	2,619,144	(1,318,337)	(16,240)	15,434	50,752		2,867,259
Foreign Equity Funds–7.81%
Invesco S&P International Developed Low Volatility ETF	7.81%	127,937	339,765	(83,373)	(2,416)	6,077	7,602	12,668	387,990
Money Market Funds–4.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.03%	82,990	1,967,308	(1,949,662)	—	—	23	100,636	100,636
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	2.30%	78,643	1,967,308	(1,931,602)	8	—	14	114,311	114,357
Total Money Market Funds		161,633	3,934,616	(3,881,264)	8	—	37		214,993
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $4,787,868)	100.25%	2,564,531	7,880,637	(5,578,256)	39,093	72,675	88,425		4,977,816

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	—	—	1,026,701	(1,026,701)	—	—	6(d)	—	—
Invesco Private Prime Fund, 0.11%(c)	—	—	1,667,439	(1,667,439)	—	—	106(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	2,694,140	(2,694,140)	—	—	112		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $4,787,868)	100.25%	$2,564,531	$10,574,777	$(8,272,396)	$39,093	$72,675(e)	$88,537(e)		$4,977,816
OTHER ASSETS LESS LIABILITIES	(0.25)%								(12,243)
NET ASSETS	100.00%								$4,965,573
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2010 Fund
Schedule of Investments in Affiliated Issuers–108.82%(a)
	% of Net Assets 09/30/21	Value 04/30/21(b)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–8.98%
Invesco Global Real Estate Income Fund, Class R6	5.97%	$—	$24,548	$—	$(138)	$—	$211	2,608	$24,410
Invesco Multi-Asset Income Fund, Class R6	3.01%	—	12,365	—	(80)	—	247	1,265	12,285
Total Alternative Funds		—	36,913	—	(218)	—	458		36,695
Domestic Equity Funds–21.63%
Invesco Main Street Small Cap Fund, Class R6	0.91%	—	3,775	—	(54)	—	—	171	3,721
Invesco S&P 500® Enhanced Value ETF	9.39%	—	38,997	—	(608)	—	360	932	38,389
Invesco S&P 500® High Dividend Low Volatility ETF	11.33%	—	48,282	—	(1,973)	—	500	1,094	46,309
Total Domestic Equity Funds		—	91,054	—	(2,635)	—	860		88,419
Fixed Income Funds–55.24%
Invesco Core Plus Bond Fund, Class R6	8.53%	—	34,801	—	72	—	241	3,097	34,873
Invesco Floating Rate ESG Fund, Class R6	6.03%	—	24,460	—	180	—	293	3,352	24,640
Invesco High Yield Bond Factor ETF	6.52%	—	26,730	—	(70)	—	375	1,041	26,660
Invesco Income Fund, Class R6	5.53%	—	22,593	—	(5)	—	231	2,834	22,588
Invesco Intermediate Bond Factor Fund, Class R6	4.02%	—	16,391	—	40	—	95	1,505	16,431
Invesco International Bond Fund, Class R6	5.02%	—	21,355	—	(821)	—	212	3,927	20,534
Invesco Short Duration Inflation Protected Fund, Class R6	4.53%	—	18,393	—	107	—	162	1,670	18,500
Invesco Taxable Municipal Bond ETF	11.05%	—	44,777	—	375	—	384	1,372	45,152
Invesco Variable Rate Preferred ETF	4.01%	—	16,372	—	42	—	220	626	16,414
Total Fixed Income Funds		—	225,872	—	(80)	—	2,213		225,792
Foreign Equity Funds–8.88%
Invesco Developing Markets Fund, Class R6	1.11%	—	4,863	—	(310)	—	—	88	4,553
Invesco S&P International Developed Low Volatility ETF	7.77%	—	32,114	—	(350)	—	369	1,037	31,764
Total Foreign Equity Funds		—	36,977	—	(660)	—	369		36,317
Money Market Funds–14.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	4.93%	—	97,369	(77,212)	—	—	—	20,157	20,157
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	3.52%	—	69,549	(55,151)	—	—	—	14,392	14,398
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	5.64%	—	111,278	(88,241)	—	—	—	23,037	23,037
Total Money Market Funds		—	278,196	(220,604)	—	—	—		57,592
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $448,408)	108.82%	$—	$669,012	$(220,604)	$(3,593)	$—	$3,900		$444,815
OTHER ASSETS LESS LIABILITIES	(8.82)%								(36,066)
NET ASSETS	100.00%								$408,749
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Commencement date of April 30, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2015 Fund
Schedule of Investments in Affiliated Issuers–95.49%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–6.49%
Invesco Global Real Estate Income Fund, Class R6	4.49%	$69,318	$37,611	$(48,612)	$4,901	$2,523	$1,178	7,024	$65,741
Invesco Multi-Asset Income Fund, Class R6	2.00%	45,867	21,588	(37,644)	663	(1,065)	1,796	3,029	29,409
Total Alternative Funds		115,185	59,199	(86,256)	5,564	1,458	2,974		95,150
Domestic Equity Funds–25.01%
Invesco Main Street Small Cap Fund, Class R6	3.25%	—	62,302	(16,167)	1,064	919	14	2,184	47,526
Invesco S&P 500® Enhanced Value ETF	9.91%	92,733	94,397	(63,972)	8,672	13,365	2,564	3,525	145,195
Invesco S&P 500® High Dividend Low Volatility ETF	11.85%	110,110	121,043	(71,177)	(544)	14,122	4,760	4,100	173,554
Total Domestic Equity Funds		202,843	277,742	(151,316)	9,192	28,406	7,338		366,275
Fixed Income Funds–53.17%
Invesco Core Plus Bond Fund, Class R6	8.57%	200,579	101,197	(171,896)	(2,019)	(2,338)	2,667	11,148	125,523
Invesco Floating Rate ESG Fund, Class R6(b)	6.06%	92,082	57,035	(63,142)	1,695	1,159	2,650	12,083	88,807
Invesco Fundamental High Yield® Corporate Bond ETF	—	57,251	9,838	(66,558)	(3,507)	2,976	518	—	—
Invesco High Yield Bond Factor ETF	6.28%	—	124,396	(33,026)	673	(1)	2,291	3,594	92,042
Invesco Income Fund, Class R6(b)	4.55%	97,562	49,391	(82,308)	(3,817)	5,814	2,093	8,353	66,576
Invesco Intermediate Bond Factor Fund, Class R6	4.03%	—	78,784	(20,605)	779	134	607	5,411	59,092
Invesco International Bond Fund, Class R6(b)	4.55%	80,598	43,519	(50,629)	(9,395)	2,819	1,275	12,728	66,569
Invesco Short Duration Inflation Protected Fund, Class R6(b)	4.54%	51,475	41,128	(27,947)	369	1,453	876	5,996	66,435
Invesco Taxable Municipal Bond ETF	11.07%	22,780	210,688	(75,591)	3,147	1,156	2,560	4,928	162,180
Invesco Variable Rate Preferred ETF	3.52%	103,333	41,082	(92,991)	(5,871)	6,022	2,382	1,967	51,575
Total Fixed Income Funds		705,660	757,058	(684,693)	(17,946)	19,194	17,919		778,799
Foreign Equity Funds–10.56%
Invesco Emerging Markets All Cap Fund, Class R6	1.51%	—	30,373	(7,321)	(743)	(147)	—	537	22,162
Invesco Developing Markets Fund, Class R6	1.51%	—	30,877	(7,799)	(728)	(257)	—	427	22,093
Invesco S&P International Developed Low Volatility ETF	7.54%	57,431	97,261	(46,437)	2,409	(273)	2,600	3,604	110,391
Total Foreign Equity Funds		57,431	158,511	(61,557)	938	(677)	2,600		154,646
Money Market Funds–0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.14%	43,391	649,082	(690,424)	—	—	9	2,049	2,049
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	0.12%	31,598	649,082	(678,926)	2	1	5	1,756	1,757
Total Money Market Funds		74,989	1,298,164	(1,369,350)	2	1	14		3,806
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,344,317)	95.49%	$1,156,108	$2,550,674	$(2,353,172)	$(2,250)	$48,382(d)(e)	$30,845(d)		$1,398,676
OTHER ASSETS LESS LIABILITIES	4.51%								66,014
NET ASSETS	100.00%								$1,464,690
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(d)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$592
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2020 Fund
Schedule of Investments in Affiliated Issuers–100.31%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–4.98%
Invesco Global Real Estate Income Fund, Class R6	2.98%	$168,418	$180,682	$(14,151)	$27,905	$(273)	$5,101	38,737	$362,581
Invesco Macro Allocation Strategy Fund, Class R6(b)	0.99%	111,759	110,861	(100,240)	(596)	(769)	—	13,240	121,015
Invesco Multi-Asset Income Fund, Class R6	1.01%	—	126,037	(3,363)	586	18	3,417	12,696	123,278
Total Alternative Funds		280,177	417,580	(117,754)	27,895	(1,024)	8,518		606,874
Domestic Equity Funds–29.31%
Invesco Main Street Small Cap Fund, Class R6	4.56%	—	560,146	(14,568)	10,605	6,077	152	25,557	556,128
Invesco PureBetaSM MSCI USA ETF	4.92%	310,223	306,542	(81,066)	57,868	6,275	3,840	13,660	599,842
Invesco Russell 1000 Dynamic Multifactor ETF	6.41%	308,742	461,898	(69,840)	69,646	11,468	5,917	16,888	781,914
Invesco S&P 500® Enhanced Value ETF	3.02%	197,551	207,629	(94,566)	38,084	19,664	5,766	8,943	368,362
Invesco S&P 500® High Dividend Low Volatility ETF	4.00%	253,477	292,381	(99,775)	31,525	10,499	11,323	11,531	488,107
Invesco U.S. Managed Volatility Fund, Class R6	6.40%	421,983	426,955	(147,176)	55,644	22,468	—	56,925	779,874
Total Domestic Equity Funds		1,491,976	2,255,551	(506,991)	263,372	76,451	26,998		3,574,227
Fixed Income Funds–49.65%
Invesco Core Plus Bond Fund, Class R6	8.60%	1,009,363	903,572	(838,715)	(5,564)	(20,831)	16,837	93,057	1,047,825
Invesco Floating Rate ESG Fund, Class R6(c)	5.10%	449,516	389,636	(231,728)	13,598	486	14,608	84,556	621,484
Invesco Fundamental High Yield® Corporate Bond ETF	—	335,982	194,822	(526,766)	(13,835)	9,797	3,502	—	—
Invesco High Yield Bond Factor ETF	6.06%	—	755,480	(21,182)	4,264	55	14,303	28,841	738,617
Invesco Income Fund, Class R6(c)	1.53%	280,729	249,226	(349,736)	979	5,643	6,161	23,412	186,596
Invesco Intermediate Bond Factor Fund, Class R6	4.05%	—	501,897	(14,064)	5,365	61	4,055	45,170	493,259
Invesco International Bond Fund, Class R6(c)	3.03%	420,296	335,799	(340,494)	(34,101)	(10,443)	7,206	70,722	369,876
Invesco Short Duration Inflation Protected Fund, Class R6	4.61%	—	568,490	(15,067)	9,149	(25)	5,324	50,772	562,547
Invesco Taxable Municipal Bond ETF	11.08%	335,636	1,111,130	(102,460)	4,124	2,822	19,273	41,059	1,351,252
Invesco Variable Rate Investment Grade ETF(c)	4.07%	419,707	409,822	(335,003)	1,305	427	2,779	19,753	496,097
Invesco Variable Rate Preferred ETF	1.52%	167,689	147,353	(130,483)	(2,539)	3,355	5,736	7,070	185,375
Total Fixed Income Funds		3,418,918	5,567,227	(2,905,698)	(17,255)	(8,653)	99,784		6,052,928
Foreign Equity Funds–11.89%
Invesco Emerging Markets All Cap Fund, Class R6	3.25%	—	418,890	(8,494)	(14,524)	72	—	9,594	395,944
Invesco Developing Markets Fund, Class R6	3.22%	—	416,491	(8,866)	(15,286)	(46)	—	7,582	392,293
Invesco International Small-Mid Company Fund, Class R6	1.44%	55,981	314,283	(202,966)	15,809	(7,311)	—	2,892	175,796
Invesco RAFI™ Strategic Developed ex-US ETF	2.49%	55,796	489,197	(266,330)	5,256	20,193	7,372	10,188	304,112
Invesco S&P International Developed Low Volatility ETF	1.49%	55,751	331,488	(209,561)	1,585	2,128	4,873	5,922	181,391
Total Foreign Equity Funds		167,528	1,970,349	(696,217)	(7,160)	15,036	12,245		1,449,536
Money Market Funds–4.48%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	2.14%	239,496	3,283,961	(3,262,755)	—	—	52	260,702	260,702
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	2.34%	264,218	3,283,961	(3,262,754)	16	10	37	285,337	285,451
Total Money Market Funds		503,714	6,567,922	(6,525,509)	16	10	89		546,153
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $11,703,846)	100.31%	5,862,313	16,778,629	(10,752,169)	266,868	81,820	147,634		12,229,718
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2020 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.31%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	—	$—	$2,477,705	$(2,477,705)	$—	$—	$8(e)	—	$—
Invesco Private Prime Fund, 0.11%(d)	—	—	4,013,345	(4,013,345)	—	—	118(e)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	6,491,050	(6,491,050)	—	—	126		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $11,703,846)	100.31%	$5,862,313	$23,269,679	$(17,243,219)	$266,868	$81,820(f)(g)	$147,760(f)		$12,229,718
OTHER ASSETS LESS LIABILITIES	(0.31)%								(37,531)
NET ASSETS	100.00%								$12,192,187
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$6,132
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2025 Fund
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–4.91%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$394,774	$257,271	$(38,894)	$47,619	$(292)	$9,140	70,564	$660,478
Invesco Macro Allocation Strategy Fund, Class R6(b)	1.96%	261,590	199,816	(20,026)	(1,119)	(305)	—	48,135	439,956
Total Alternative Funds		656,364	457,087	(58,920)	46,500	(597)	9,140		1,100,434
Domestic Equity Funds–36.62%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.91%	196,231	460,557	(74,168)	50,614	18,075	—	16,214	651,309
Invesco Main Street Small Cap Fund, Class R6	5.34%	—	1,214,965	(37,315)	20,018	12,004	316	55,008	1,196,967
Invesco PureBetaSM MSCI USA ETF(c)	5.84%	787,877	477,396	(96,417)	127,593	12,401	8,255	29,806	1,308,850
Invesco Russell 1000 Dynamic Multifactor ETF	8.67%	992,773	935,441	(196,575)	191,348	19,853	14,736	41,962	1,942,840
Invesco U.S. Managed Volatility Fund, Class R6	13.86%	1,839,228	1,202,099	(231,132)	258,714	34,600	—	226,533	3,103,509
Total Domestic Equity Funds		3,816,109	4,290,458	(635,607)	648,287	96,933	23,307		8,203,475
Fixed Income Funds–43.06%
Invesco Core Plus Bond Fund, Class R6	7.02%	2,420,961	1,151,165	(1,946,311)	(5,714)	(46,647)	27,702	139,738	1,573,454
Invesco Floating Rate ESG Fund, Class R6(d)	4.02%	1,182,541	633,076	(946,560)	12,144	20,245	27,672	122,639	901,396
Invesco Fundamental High Yield® Corporate Bond ETF	—	916,363	137,537	(1,047,970)	(48,357)	42,427	4,377	—	—
Invesco High Yield Bond Factor ETF	5.04%	—	1,163,206	(40,863)	5,696	(200)	22,025	44,039	1,127,839
Invesco Income Fund, Class R6(d)	1.99%	655,215	324,919	(547,551)	(2,418)	16,110	13,150	55,934	445,797
Invesco Intermediate Bond Factor Fund, Class R6	3.47%	—	808,337	(38,704)	8,134	50	6,547	71,229	777,817
Invesco International Bond Fund, Class R6(d)	2.00%	985,931	371,563	(840,326)	(84,779)	19,828	8,141	85,771	448,580
Invesco Short Duration Inflation Protected Fund, Class R6	4.01%	—	919,473	(36,945)	14,834	(2)	8,701	80,989	897,360
Invesco Taxable Municipal Bond ETF	11.00%	848,287	1,922,758	(304,782)	(8,180)	5,987	37,261	74,873	2,464,070
Invesco Variable Rate Investment Grade ETF(d)	4.51%	1,109,306	649,529	(752,983)	178	4,580	5,826	40,218	1,010,075
Total Fixed Income Funds		8,118,604	8,081,563	(6,502,995)	(108,462)	62,378	161,402		9,646,388
Foreign Equity Funds–14.71%
Invesco Emerging Markets All Cap Fund, Class R6	3.95%	—	964,470	(42,273)	(35,997)	(1,206)	—	21,444	884,994
Invesco Developing Markets Fund, Class R6	4.00%	—	989,839	(54,295)	(38,660)	(1,730)	—	17,301	895,154
Invesco International Small-Mid Company Fund, Class R6	1.43%	132,488	534,644	(361,563)	28,235	(13,252)	—	5,273	320,552
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.93%	129,925	87,869	(15,083)	2,082	4,338	3,590	7,296	209,131
Invesco RAFI™ Strategic Developed ex-US ETF	2.95%	130,318	884,295	(403,855)	3,416	45,989	15,511	22,116	660,163
Invesco S&P International Developed Low Volatility ETF	1.45%	130,277	551,779	(364,165)	3,240	4,098	8,938	10,618	325,229
Total Foreign Equity Funds		523,008	4,012,896	(1,241,234)	(37,684)	38,237	28,039		3,295,223
Money Market Funds–0.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.27%	72,621	3,297,811	(3,310,205)	—	—	14	60,227	60,227
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.19%	51,635	2,338,801	(2,348,481)	—	5	6	41,943	41,960
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.30%	82,996	3,768,927	(3,783,092)	—	—	6	68,831	68,831
Total Money Market Funds		207,252	9,405,539	(9,441,778)	—	5	26		171,018
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $21,041,168)	100.06%	13,321,337	26,247,543	(17,880,534)	548,641	196,956	221,914		22,416,538
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2025 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.59%
Invesco Private Government Fund, 0.02%(e)(f)	0.18%	$—	$1,863,225	$(1,824,003)	$—	$—	$8(g)	39,222	$39,222
Invesco Private Prime Fund, 0.11%(e)(f)	0.41%	—	3,523,957	(3,432,099)	—	—	125(g)	91,821	91,858
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $131,080)	0.59%	—	5,387,182	(5,256,102)	—	—	133		131,080
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $21,172,248)	100.65%	$13,321,337	$31,634,725	$(23,136,636)	$548,641	$196,956(h)(i)	$222,047(h)		$22,547,618
OTHER ASSETS LESS LIABILITIES	(0.65)%								(144,730)
NET ASSETS	100.00%								$22,402,888
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$12,705
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2030 Fund
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–4.86%
Invesco Global Real Estate Income Fund, Class R6	2.89%	$572,053	$448,331	$(39,155)	$90,290	$(2,978)	$15,681	114,160	$1,068,541
Invesco Macro Allocation Strategy Fund, Class R6(b)	1.97%	379,611	368,790	(16,297)	(2,230)	(562)	—	79,793	729,312
Total Alternative Funds		951,664	817,121	(55,452)	88,060	(3,540)	15,681		1,797,853
Domestic Equity Funds–44.30%
Invesco Discovery Mid Cap Growth Fund, Class R6	5.02%	1,342,557	908,923	(583,481)	162,527	26,405	—	46,227	1,856,931
Invesco Main Street Small Cap Fund, Class R6	5.01%	—	1,859,151	(42,544)	37,197	21,211	538	85,176	1,853,426
Invesco PureBetaSM MSCI USA ETF(c)	5.90%	1,149,485	963,150	(174,312)	220,178	20,164	14,325	49,614	2,178,665
Invesco Russell 1000 Dynamic Multifactor ETF	11.90%	1,430,121	2,791,874	(235,949)	391,529	18,980	32,061	94,958	4,396,555
Invesco S&P SmallCap Low Volatility ETF	0.95%	764,771	309,767	(824,296)	2,015	98,241	4,717	7,440	350,498
Invesco U.S. Managed Volatility Fund, Class R6	15.52%	2,962,309	2,550,062	(349,737)	539,004	32,592	—	418,557	5,734,230
Total Domestic Equity Funds		7,649,243	9,382,927	(2,210,319)	1,352,450	217,593	51,641		16,370,305
Fixed Income Funds–33.06%
Invesco Core Plus Bond Fund, Class R6	3.43%	3,047,567	1,712,389	(3,414,243)	(14,880)	(62,961)	29,521	112,600	1,267,872
Invesco Floating Rate ESG Fund, Class R6(d)	3.03%	858,876	683,759	(450,704)	27,559	1,073	28,584	152,453	1,120,531
Invesco Fundamental High Yield® Corporate Bond ETF	—	855,943	318,173	(1,166,367)	(34,505)	26,756	6,321	—	—
Invesco High Yield Bond Factor ETF	4.01%	—	1,490,423	(19,636)	9,385	(16)	30,052	57,796	1,480,156
Invesco Income Fund, Class R6(d)	2.02%	858,172	617,184	(744,768)	11,771	6,115	20,251	93,832	747,842
Invesco Intermediate Bond Factor Fund, Class R6	3.02%	—	1,127,336	(23,910)	12,632	39	9,591	102,207	1,116,097
Invesco International Bond Fund, Class R6(d)	1.96%	951,738	495,114	(645,625)	(78,071)	5,722	13,238	138,805	725,953
Invesco Short Duration Inflation Protected Fund, Class R6(d)	2.03%	475,484	438,252	(182,502)	10,498	7,436	8,789	67,573	748,710
Invesco Taxable Municipal Bond ETF	9.50%	950,060	2,836,831	(296,039)	11,283	7,618	52,616	106,647	3,509,753
Invesco Variable Rate Investment Grade ETF(d)	4.06%	1,520,716	1,270,532	(1,296,586)	4,369	1,631	9,501	59,731	1,500,144
Total Fixed Income Funds		9,518,556	10,989,993	(8,240,380)	(39,959)	(6,587)	208,464		12,217,058
Foreign Equity Funds–17.22%
Invesco Emerging Markets All Cap Fund, Class R6	4.43%	95,132	1,642,593	(25,639)	(76,428)	2,257	—	39,688	1,637,915
Invesco Developing Markets Fund, Class R6	4.18%	—	1,682,352	(75,769)	(62,161)	534	—	29,860	1,544,956
Invesco International Select Equity Fund, Class R6(b)	1.93%	94,521	758,758	(27,244)	(120,957)	8,292	—	52,920	713,370
Invesco International Small-Mid Company Fund, Class R6	1.45%	189,787	959,341	(638,660)	49,345	(23,717)	—	8,819	536,096
Invesco PureBetaSM FTSE Developed ex-North America ETF(c)	0.91%	190,210	152,911	(18,217)	10,500	1,023	6,138	11,737	336,427
Invesco RAFI™ Strategic Developed ex-US ETF	2.92%	189,517	1,458,063	(657,320)	26,674	61,875	26,707	36,141	1,078,809
Invesco S&P International Developed Low Volatility ETF	1.40%	189,387	947,071	(634,276)	7,689	5,938	15,495	16,840	515,809
Total Foreign Equity Funds		948,554	7,601,089	(2,077,125)	(165,338)	56,202	48,340		6,363,382
Money Market Funds–0.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.19%	279,187	4,765,499	(4,972,932)	—	—	24	71,754	71,754
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.23%	199,374	3,402,823	(3,518,665)	—	18	15	83,517	83,550
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.22%	319,071	5,446,285	(5,683,352)	—	—	10	82,004	82,004
Total Money Market Funds		797,632	13,614,607	(14,174,949)	—	18	49		237,308
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $34,588,102)	100.08%	19,865,649	42,405,737	(26,758,225)	1,235,213	263,686	324,175		36,985,906
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2030 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.21%
Invesco Private Government Fund, 0.02%(e)(f)	0.06%	$—	$2,964,329	$(2,941,343)	$—	$—	$13(g)	22,986	$22,986
Invesco Private Prime Fund, 0.11%(e)(f)	0.15%	—	5,810,549	(5,756,915)	—	—	185(g)	53,613	53,634
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,620)	0.21%	—	8,774,878	(8,698,258)	—	—	198		76,620
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $34,664,722)	100.29%	$19,865,649	$51,180,615	$(35,456,483)	$1,235,213	$263,686(h)(i)	$324,373(h)		$37,062,526
OTHER ASSETS LESS LIABILITIES	(0.29)%								(105,702)
NET ASSETS	100.00%								$36,956,824
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$21,589
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2035 Fund
Schedule of Investments in Affiliated Issuers–100.59%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–4.89%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$275,287	$252,871	$(14,351)	$35,315	$(220)	$7,345	58,643	$548,902
Invesco Macro Allocation Strategy Fund, Class R6(b)	1.94%	182,666	187,108	(7,354)	(1,881)	(120)	—	39,433	360,419
Total Alternative Funds		457,953	439,979	(21,705)	33,434	(340)	7,345		909,321
Domestic Equity Funds–51.16%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.49%	692,215	553,426	(152,438)	110,193	5,139	—	30,085	1,208,535
Invesco Main Street Small Cap Fund, Class R6	4.63%	461,834	387,433	(59,588)	73,118	8,376	213	39,642	862,604
Invesco PureBetaSM MSCI USA ETF	6.89%	553,176	674,117	(62,049)	110,267	6,772	7,304	29,201	1,282,283
Invesco Russell 1000 Dynamic Multifactor ETF	12.20%	825,828	1,355,607	(93,546)	171,464	11,847	15,506	49,054	2,271,200
Invesco S&P SmallCap Low Volatility ETF(c)	3.00%	321,968	242,860	(57,854)	49,435	1,703	3,705	11,847	558,112
Invesco U.S. Managed Volatility Fund, Class R6	17.95%	1,839,318	1,451,444	(232,728)	262,657	22,450	—	244,025	3,343,141
Total Domestic Equity Funds		4,694,339	4,664,887	(658,203)	777,134	56,287	26,728		9,525,875
Fixed Income Funds–23.07%
Invesco Core Plus Bond Fund, Class R6	2.99%	870,904	464,094	(758,268)	(7,502)	(12,380)	9,719	49,454	556,848
Invesco Floating Rate ESG Fund, Class R6(d)	0.97%	229,726	89,317	(142,622)	4,949	(745)	4,051	24,572	180,603
Invesco Fundamental High Yield® Corporate Bond ETF	—	183,066	39,218	(220,891)	(9,434)	8,041	1,125	—	—
Invesco High Yield Bond Factor ETF	2.99%	—	569,809	(15,371)	2,722	(14)	10,639	21,755	557,146
Invesco Income Fund, Class R6(d)	1.54%	137,699	154,548	(9,094)	2,690	772	5,464	35,948	286,509
Invesco Intermediate Bond Factor Fund, Class R6	2.51%	—	480,127	(16,824)	4,036	47	3,735	42,801	467,386
Invesco International Bond Fund, Class R6(d)	1.46%	274,850	157,988	(138,677)	(29,828)	8,585	4,163	51,977	271,839
Invesco Short Duration Inflation Protected Fund, Class R6(d)	1.53%	228,803	189,614	(139,777)	1,699	4,972	3,199	25,721	284,991
Invesco Taxable Municipal Bond ETF	6.01%	640,051	694,160	(206,680)	(18,158)	8,349	17,303	33,963	1,117,722
Invesco Variable Rate Investment Grade ETF(d)	3.07%	914,709	493,320	(838,437)	(3,238)	5,924	3,738	22,777	572,044
Total Fixed Income Funds		3,479,808	3,332,195	(2,486,641)	(52,064)	23,551	63,136		4,295,088
Foreign Equity Funds–20.45%
Invesco Emerging Markets All Cap Fund, Class R6	5.55%	45,783	1,058,426	(23,550)	(49,851)	3,200	—	25,055	1,034,008
Invesco Developing Markets Fund, Class R6	5.20%	46,538	973,850	(8,038)	(45,044)	60	—	18,697	967,366
Invesco International Select Equity Fund, Class R6(b)	1.92%	90,982	326,180	(6,037)	(55,773)	1,803	—	26,495	357,155
Invesco International Small-Mid Company Fund, Class R6	2.02%	91,337	465,206	(202,412)	28,636	(7,658)	—	6,170	375,109
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.92%	91,534	78,409	(1,950)	3,981	(20)	2,871	5,999	171,954
Invesco RAFI™ Strategic Developed ex-US ETF	2.94%	91,179	716,398	(295,629)	705	35,333	12,355	18,358	547,986
Invesco S&P International Developed Low Volatility ETF	1.90%	91,140	460,093	(200,791)	2,080	1,898	8,212	11,571	354,420
Total Foreign Equity Funds		548,493	4,078,562	(738,407)	(115,266)	34,616	23,438		3,807,998
Money Market Funds–1.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.34%	277,562	2,391,611	(2,605,757)	—	—	12	63,416	63,416
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.29%	199,001	1,708,294	(1,852,966)	—	19	7	54,327	54,348
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.39%	317,214	2,733,269	(2,978,007)	—	—	5	72,476	72,476
Total Money Market Funds		793,777	6,833,174	(7,436,730)	—	19	24		190,240
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $17,262,654)	100.59%	9,974,370	19,348,797	(11,341,686)	643,238	114,133	120,671		18,728,522
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2035 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.59%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.74%
Invesco Private Government Fund, 0.02%(e)(f)	0.82%	$—	$1,252,107	$(1,099,261)	$—	$—	$12(g)	152,846	$152,846
Invesco Private Prime Fund, 0.11%(e)(f)	1.92%	—	2,368,997	(2,012,357)	—	—	192(g)	356,498	356,640
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $509,486)	2.74%	—	3,621,104	(3,111,618)	—	—	204		509,486
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $17,772,140)	103.33%	$9,974,370	$22,969,901	$(14,453,304)	$643,238	$114,133(h)(i)	$120,875(h)		$19,238,008
OTHER ASSETS LESS LIABILITIES	(3.33)%								(619,567)
NET ASSETS	100.00%								$18,618,441
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$8,569
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2040 Fund
Schedule of Investments in Affiliated Issuers–100.21%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–1.96%
Invesco Global Real Estate Income Fund, Class R6	1.96%	$260,542	$334,325	$(202,130)	$33,036	$8,445	$7,124	46,391	$434,218
Invesco Macro Allocation Strategy Fund, Class R6(b)	—	172,898	185,775	(354,292)	(11,298)	6,917	—	—	—
Total Alternative Funds		433,440	520,100	(556,422)	21,738	15,362	7,124		434,218
Domestic Equity Funds–58.63%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.74%	873,503	1,156,265	(275,935)	139,480	44,822	—	48,248	1,938,135
Invesco Main Street Small Cap Fund, Class R6	5.60%	524,530	722,282	(115,027)	106,448	16,147	350	57,000	1,240,324
Invesco PureBetaSM MSCI USA ETF(c)	9.87%	698,080	1,596,369	(307,861)	176,305	25,607	11,885	49,838	2,188,500
Invesco Russell 1000 Dynamic Multifactor ETF	13.37%	1,042,436	1,884,628	(237,606)	236,614	39,258	22,724	64,046	2,965,330
Invesco S&P SmallCap Low Volatility ETF	3.00%	348,286	418,232	(170,986)	57,171	12,820	5,121	14,127	665,523
Invesco U.S. Managed Volatility Fund, Class R6	18.05%	1,566,781	2,299,577	(238,131)	345,806	29,085	—	292,199	4,003,118
Total Domestic Equity Funds		5,053,616	8,077,353	(1,345,546)	1,061,824	167,739	40,080		13,000,930
Fixed Income Funds–14.99%
Invesco Core Plus Bond Fund, Class R6	0.98%	390,486	328,632	(491,425)	(1,222)	(9,963)	4,579	19,228	216,508
Invesco High Yield Bond Factor ETF	1.98%	—	466,008	(29,223)	2,841	(56)	9,018	17,164	439,570
Invesco Income Fund, Class R6(d)	0.97%	217,228	225,106	(231,284)	2,966	1,674	5,812	27,042	215,521
Invesco Intermediate Bond Factor Fund, Class R6	2.50%	—	567,887	(19,623)	6,211	37	4,747	50,779	554,512
Invesco International Bond Fund, Class R6(d)	0.98%	173,447	150,495	(87,278)	(23,462)	4,886	3,804	41,585	217,488
Invesco Short Duration Inflation Protected Fund, Class R6(d)	—	129,933	139,089	(270,398)	(2,879)	4,390	507	—	—
Invesco Taxable Municipal Bond ETF	5.08%	562,498	917,582	(349,240)	(13,101)	8,342	17,674	34,217	1,126,081
Invesco Variable Rate Investment Grade ETF(d)	2.50%	865,728	650,205	(962,424)	692	1,032	3,584	22,100	555,042
Total Fixed Income Funds		2,339,320	3,445,004	(2,440,895)	(27,954)	10,342	49,725		3,324,722
Foreign Equity Funds–23.71%
Invesco Emerging Markets All Cap Fund, Class R6	5.76%	87,360	1,270,236	(17,765)	(67,459)	4,812	—	30,947	1,277,184
Invesco Developing Markets Fund, Class R6	5.73%	87,456	1,265,164	(18,873)	(66,537)	2,760	—	24,545	1,269,970
Invesco International Select Equity Fund, Class R6(b)	2.42%	86,072	637,225	(96,951)	(95,337)	6,960	—	39,909	537,969
Invesco International Small-Mid Company Fund, Class R6	1.91%	173,397	501,244	(278,866)	38,307	(10,419)	—	6,969	423,663
Invesco PureBetaSM FTSE Developed ex-North America ETF	2.99%	129,952	569,227	(47,624)	6,058	5,897	11,286	23,148	663,510
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	172,615	840,545	(405,772)	13,583	34,684	15,803	21,965	655,655
Invesco S&P International Developed Low Volatility ETF	1.94%	129,407	600,210	(304,692)	2,764	3,122	10,819	14,065	430,811
Total Foreign Equity Funds		866,259	5,683,851	(1,170,543)	(168,621)	47,816	37,908		5,258,762
Money Market Funds–0.92%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.31%	59,148	3,089,709	(3,079,317)	—	—	15	69,540	69,540
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.25%	42,240	2,206,935	(2,194,223)	—	4	9	54,934	54,956
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.36%	67,597	3,531,096	(3,519,219)	—	—	6	79,474	79,474
Total Money Market Funds		168,985	8,827,740	(8,792,759)	—	4	30		203,970
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $20,452,133)	100.21%	8,861,620	26,554,048	(14,306,165)	886,987	241,263	134,867		22,222,602
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2040 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.21%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.69%
Invesco Private Government Fund, 0.02%(e)(f)	0.81%	$—	$1,694,677	$(1,515,685)	$—	$—	$8(g)	178,992	$178,992
Invesco Private Prime Fund, 0.11%(e)(f)	1.88%	—	3,057,610	(2,639,962)	—	—	133(g)	417,481	417,648
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $596,640)	2.69%	—	4,752,287	(4,155,647)	—	—	141		596,640
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $21,048,773)	102.90%	$8,861,620	$31,306,335	$(18,461,812)	$886,987	$241,263(h)(i)	$135,008(h)		$22,819,242
OTHER ASSETS LESS LIABILITIES	(2.90)%								(642,210)
NET ASSETS	100.00%								$22,177,032
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$14,056
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2045 Fund
Schedule of Investments in Affiliated Issuers–100.84%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	—	$189,133	$45,976	$(245,996)	$(5,669)	$16,556	$1,221	—	$—
Domestic Equity Funds–64.37%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.02%	634,043	323,828	(293,010)	31,070	64,496	—	18,930	760,427
Invesco Main Street Small Cap Fund, Class R6	6.09%	475,930	264,322	(310,330)	32,714	57,504	174	23,582	513,150
Invesco PureBetaSM MSCI USA ETF	11.92%	728,396	368,494	(225,346)	71,064	61,359	6,926	22,863	1,003,967
Invesco Russell 1000 Dynamic Multifactor ETF	17.28%	1,008,665	700,905	(435,758)	65,136	116,909	11,721	31,444	1,455,857
Invesco S&P SmallCap Low Volatility ETF	3.02%	316,020	79,597	(178,406)	13,999	23,278	2,218	5,402	254,488
Invesco U.S. Managed Volatility Fund, Class R6	17.04%	947,771	636,918	(317,750)	109,878	58,586	—	104,774	1,435,403
Total Domestic Equity Funds		4,110,825	2,374,064	(1,760,600)	323,861	382,132	21,039		5,423,292
Fixed Income Funds–10.01%
Invesco 1-30 Laddered Treasury ETF	—	314,511	58,086	(355,158)	4,757	(22,196)	441	—	—
Invesco High Yield Bond Factor ETF	1.52%	—	147,596	(20,375)	879	181	2,781	5,009	128,281
Invesco Intermediate Bond Factor Fund, Class R6	2.46%	—	242,672	(38,317)	2,686	437	1,990	19,000	207,478
Invesco Taxable Municipal Bond ETF	3.99%	188,471	311,131	(167,898)	(1,261)	5,864	5,293	10,219	336,307
Invesco Variable Rate Investment Grade ETF(b)	2.04%	691,298	113,665	(634,492)	(9,280)	10,528	1,288	6,830	171,536
Total Fixed Income Funds		1,194,280	873,150	(1,216,240)	(2,219)	(5,186)	11,793		843,602
Foreign Equity Funds–25.58%
Invesco Emerging Markets All Cap Fund, Class R6	6.28%	94,089	543,836	(86,776)	(39,409)	17,192	—	12,816	528,932
Invesco Developing Markets Fund, Class R6	6.25%	95,847	552,754	(102,167)	(42,544)	22,472	—	10,173	526,362
Invesco International Select Equity Fund, Class R6(c)	2.39%	93,759	208,887	(70,037)	(58,224)	26,489	—	14,902	200,874
Invesco International Small-Mid Company Fund, Class R6	1.92%	156,834	144,288	(152,416)	10,009	3,022	—	2,661	161,737
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.92%	125,753	296,732	(103,850)	(3,503)	15,333	6,468	11,529	330,465
Invesco RAFI™ Strategic Developed ex-US ETF	2.94%	125,310	351,573	(258,685)	(13,858)	43,654	6,834	8,308	247,994
Invesco S&P International Developed Low Volatility ETF	1.88%	125,238	174,904	(146,016)	253	4,285	4,562	5,180	158,664
Total Foreign Equity Funds		816,830	2,272,974	(919,947)	(147,276)	132,447	17,864		2,155,028
Money Market Funds–0.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.31%	63,733	1,033,469	(1,071,281)	—	—	5	25,921	25,921
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.22%	51,674	738,192	(771,375)	—	6	4	18,490	18,497
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.35%	72,838	1,181,108	(1,224,322)	—	—	2	29,624	29,624
Total Money Market Funds		188,245	2,952,769	(3,066,978)	—	6	11		74,042
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $7,482,937)	100.84%	6,499,313	8,518,933	(7,209,761)	168,697	525,955	51,928		8,495,964

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	—	17,613	505,223	(522,836)	—	—	3(e)	—	—
Invesco Private Prime Fund, 0.11%(d)	—	24,883	944,061	(968,946)	—	2	56(e)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	42,496	1,449,284	(1,491,782)	—	2	59		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $7,482,937)	100.84%	$6,541,809	$9,968,217	$(8,701,543)	$168,697	$525,957(f)(g)	$51,987(f)		$8,495,964
OTHER ASSETS LESS LIABILITIES	(0.84)%								(70,889)
NET ASSETS	100.00%								$8,425,075
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$6,990
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2050 Fund
Schedule of Investments in Affiliated Issuers–100.47%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	—	$116,870	$147,774	$(276,935)	$(3,220)	$15,511	$1,375	—	$—
Domestic Equity Funds–68.08%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.87%	588,788	954,110	(330,865)	119,277	4,068	—	33,243	1,335,378
Invesco Main Street Small Cap Fund, Class R6	6.45%	530,343	856,209	(400,389)	102,196	17,819	302	50,279	1,094,065
Invesco PureBetaSM MSCI USA ETF(b)	15.14%	823,412	1,550,852	(60,529)	255,392	(609)	15,623	58,492	2,568,518
Invesco Russell 1000 Dynamic Multifactor ETF	19.15%	1,001,554	2,193,645	(218,612)	268,015	6,168	23,498	70,211	3,250,770
Invesco S&P SmallCap Low Volatility ETF	3.45%	352,645	385,271	(212,432)	54,467	6,050	4,446	12,439	586,001
Invesco U.S. Managed Volatility Fund, Class R6	16.02%	762,760	1,725,141	(13,907)	244,275	1,071	—	198,492	2,719,340
Total Domestic Equity Funds		4,059,502	7,665,228	(1,236,734)	1,043,622	34,567	43,869		11,554,072
Fixed Income Funds–4.89%
Invesco 1-30 Laddered Treasury ETF	—	406,820	266,841	(642,250)	5,367	(36,778)	813	—	—
Invesco Intermediate Bond Factor Fund, Class R6	2.02%	—	339,482	—	3,801	—	2,861	31,436	343,283
Invesco Taxable Municipal Bond ETF	1.94%	—	321,538	—	8,089	—	4,127	10,016	329,627
Invesco Variable Rate Investment Grade ETF(c)	0.93%	406,162	260,484	(509,092)	(2,038)	2,550	1,231	6,290	157,973
Total Fixed Income Funds		812,982	1,188,345	(1,151,342)	15,219	(34,228)	9,032		830,883
Foreign Equity Funds–26.73%
Invesco Emerging Markets All Cap Fund, Class R6	6.50%	89,415	1,072,617	(3,221)	(55,880)	14	—	26,725	1,102,945
Invesco Developing Markets Fund, Class R6	6.42%	89,524	1,102,337	(46,396)	(66,224)	10,761	—	21,067	1,090,002
Invesco International Select Equity Fund, Class R6(d)	2.88%	88,066	554,256	(71,883)	(97,531)	16,602	—	36,314	489,510
Invesco International Small-Mid Company Fund, Class R6	2.16%	177,450	415,877	(250,823)	34,926	(10,525)	—	6,036	366,905
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.93%	144,321	586,189	(76,321)	13,401	(899)	11,806	23,259	666,691
Invesco RAFI™ Strategic Developed ex-US ETF	2.99%	144,281	684,304	(362,012)	3,900	36,887	12,237	16,997	507,360
Invesco S&P International Developed Low Volatility ETF	1.85%	145,902	382,155	(219,914)	4,745	1,284	8,071	10,257	314,172
Total Foreign Equity Funds		878,959	4,797,735	(1,030,570)	(162,663)	54,124	32,114		4,537,585
Money Market Funds–0.77%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.26%	23,967	2,575,951	(2,555,957)	—	—	13	43,961	43,961
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.21%	17,117	1,839,965	(1,821,328)	—	2	7	35,741	35,756
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.30%	27,390	2,943,943	(2,921,091)	—	—	5	50,242	50,242
Total Money Market Funds		68,474	7,359,859	(7,298,376)	—	2	25		129,959
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $15,425,098)	100.47%	5,936,787	21,158,941	(10,993,957)	892,958	69,976	86,415		17,052,499

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.73%
Invesco Private Government Fund, 0.02%(e)(f)	0.52%	—	845,603	(757,690)	—	—	4(g)	87,913	87,913
Invesco Private Prime Fund, 0.11%(e)(f)	1.21%	—	1,711,105	(1,505,218)	—	—	66(g)	205,805	205,887
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $293,800)	1.73%	—	2,556,708	(2,262,908)	—	—	70		293,800
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $15,718,898)	102.20%	$5,936,787	$23,715,649	$(13,256,865)	$892,958	$69,976(h)	$86,485		$17,346,299
OTHER ASSETS LESS LIABILITIES	(2.20)%								(374,021)
NET ASSETS	100.00%								$16,972,278
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$12,113
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2055 Fund
Schedule of Investments in Affiliated Issuers–100.71%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Domestic Equity Funds–67.95%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.01%	$298,515	$169,666	$(94,487)	$37,246	$4,746	$—	10,348	$415,686
Invesco Main Street Small Cap Fund, Class R6	6.31%	298,770	133,312	(146,733)	16,509	28,662	86	15,031	327,079
Invesco PureBetaSM MSCI USA ETF(b)	15.00%	492,006	276,191	(70,542)	78,464	1,875	4,826	17,717	777,994
Invesco Russell 1000 Dynamic Multifactor ETF	19.07%	534,210	482,196	(120,562)	78,417	14,753	6,948	21,361	989,014
Invesco S&P SmallCap Low Volatility ETF	3.47%	208,304	68,122	(120,933)	11,912	12,367	1,416	3,816	179,772
Invesco U.S. Managed Volatility Fund, Class R6	16.09%	342,082	424,593	(4,478)	72,070	195	—	60,910	834,462
Total Domestic Equity Funds		2,173,887	1,554,080	(557,735)	294,618	62,598	13,276		3,524,007
Fixed Income Funds–4.85%
Invesco 1-30 Laddered Treasury ETF	—	190,037	35,610	(214,447)	2,472	(13,672)	290	—	—
Invesco Intermediate Bond Factor Fund, Class R6	1.94%	—	99,676	—	1,078	—	850	9,227	100,754
Invesco Taxable Municipal Bond ETF	1.94%	—	103,392	(5,017)	2,207	24	1,216	3,057	100,606
Invesco Variable Rate Investment Grade ETF(c)	0.97%	102,159	21,910	(74,236)	(581)	803	260	1,992	50,029
Total Fixed Income Funds		292,196	260,588	(293,700)	5,176	(12,845)	2,616		251,389
Foreign Equity Funds–26.92%
Invesco Emerging Markets All Cap Fund, Class R6	6.59%	44,961	322,457	(10,738)	(17,394)	2,201	—	8,274	341,487
Invesco Developing Markets Fund, Class R6	6.53%	60,062	302,187	(9,113)	(16,433)	1,920	—	6,545	338,623
Invesco International Select Equity Fund, Class R6(d)	2.88%	59,070	126,855	(14,107)	(27,498)	5,150	—	11,088	149,470
Invesco International Small-Mid Company Fund, Class R6	2.12%	88,490	56,930	(43,635)	9,758	(1,450)	—	1,811	110,093
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.92%	87,252	148,420	(37,322)	5,055	(35)	3,503	7,095	203,370
Invesco RAFI™ Strategic Developed ex-US ETF	2.89%	87,369	163,354	(115,247)	(1,666)	15,888	3,686	5,015	149,698
Invesco S&P International Developed Low Volatility ETF	1.99%	73,416	84,045	(56,020)	1,166	616	2,307	3,370	103,223
Total Foreign Equity Funds		500,620	1,204,248	(286,182)	(47,012)	24,290	9,496		1,395,964
Money Market Funds–0.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.34%	19,925	516,494	(518,831)	—	—	3	17,588	17,588
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.26%	14,231	368,925	(369,515)	—	1	1	13,637	13,642
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.39%	22,771	590,279	(592,950)	—	—	1	20,100	20,100
Total Money Market Funds		56,927	1,475,698	(1,481,296)	—	1	5		51,330
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $4,511,349)	100.71%	3,023,630	4,494,614	(2,618,913)	252,782	74,044	25,393		5,222,690

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.97%
Invesco Private Government Fund, 0.02%(e)(f)	2.09%	—	113,800	(5,600)	—	—	1(g)	108,200	108,200
Invesco Private Prime Fund, 0.11%(e)(f)	4.88%	—	264,600	(11,200)	—	—	8(g)	253,299	253,400
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $361,600)	6.97%	—	378,400	(16,800)	—	—	9		361,600
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $4,872,949)	107.68%	$3,023,630	$4,873,014	$(2,635,713)	$252,782	$74,044(h)	$25,402		$5,584,290
OTHER ASSETS LESS LIABILITIES	(7.68)%								(398,442)
NET ASSETS	100.00%								$5,185,848
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$3,441
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2060 Fund
Schedule of Investments in Affiliated Issuers–100.81%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Domestic Equity Funds–68.12%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.02%	$367,327	$235,653	$(97,052)	$54,361	$2,566	$—	14,012	$562,855
Invesco Main Street Small Cap Fund, Class R6	6.31%	422,740	186,163	(216,475)	36,523	18,320	121	20,331	442,405
Invesco PureBetaSM MSCI USA ETF	14.95%	678,739	458,090	(204,822)	113,126	3,537	7,108	23,881	1,048,670
Invesco Russell 1000 Dynamic Multifactor ETF	19.23%	697,937	637,825	(115,656)	127,216	1,536	9,718	29,133	1,348,858
Invesco S&P SmallCap Low Volatility ETF	3.57%	293,206	136,934	(218,636)	23,858	15,263	2,178	5,320	250,625
Invesco U.S. Managed Volatility Fund, Class R6	16.04%	364,570	661,370	—	98,816	—	—	82,099	1,124,756
Total Domestic Equity Funds		2,824,519	2,316,035	(852,641)	453,900	41,222	19,125		4,778,169
Fixed Income Funds–4.87%
Invesco 1-30 Laddered Treasury ETF	—	145,265	88,629	(216,654)	1,865	(19,105)	489	—	—
Invesco Intermediate Bond Factor Fund, Class R6	1.96%	—	136,154	—	1,551	—	1,176	12,611	137,705
Invesco Taxable Municipal Bond ETF	1.94%	—	138,866	(5,812)	3,143	50	1,685	4,140	136,247
Invesco Variable Rate Investment Grade ETF(b)	0.97%	36,211	31,398	—	235	—	341	2,701	67,836
Total Fixed Income Funds		181,476	395,047	(222,466)	6,794	(19,055)	3,691		341,788
Foreign Equity Funds–26.82%
Invesco Emerging Markets All Cap Fund, Class R6	6.56%	73,930	407,245	—	(21,140)	—	—	11,147	460,035
Invesco Developing Markets Fund, Class R6	6.48%	74,424	400,912	—	(20,520)	—	—	8,790	454,816
Invesco International Select Equity Fund, Class R6(c)	2.86%	72,817	181,622	(22,967)	(38,403)	7,631	—	14,889	200,700
Invesco International Small-Mid Company Fund, Class R6	2.12%	129,014	75,662	(66,979)	13,943	(2,811)	—	2,448	148,829
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.92%	108,166	216,614	(56,220)	6,962	(636)	4,917	9,590	274,886
Invesco RAFI™ Strategic Developed ex-US ETF	2.94%	108,491	246,483	(167,796)	6,120	13,174	5,151	6,917	206,472
Invesco S&P International Developed Low Volatility ETF	1.94%	90,480	124,340	(80,998)	1,586	467	3,280	4,436	135,875
Total Foreign Equity Funds		657,322	1,652,878	(394,960)	(51,452)	17,825	13,348		1,881,613
Money Market Funds–1.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.34%	18,349	824,115	(818,579)	—	—	4	23,885	23,885
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.27%	13,080	588,654	(583,153)	—	1	2	18,574	18,582
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.39%	20,971	941,846	(935,520)	—	—	2	27,297	27,297
Total Money Market Funds		52,400	2,354,615	(2,337,252)	—	1	8		69,764
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $6,127,322)	100.81%	3,715,717	6,718,575	(3,807,319)	409,242	39,993	36,172		7,071,334

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	—	—	263,384	(263,384)	—	—	3(e)	—	—
Invesco Private Prime Fund, 0.11%(d)	—	—	393,577	(393,577)	—	—	30(e)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	656,961	(656,961)	—	—	33		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,127,322)	100.81%	$3,715,717	$7,375,536	$(4,464,280)	$409,242	$39,993(f)	$36,205		$7,071,334
OTHER ASSETS LESS LIABILITIES	(0.81)%								(56,536)
NET ASSETS	100.00%								$7,014,798
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$4,866
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Peak Retirement™ 2065 Fund
Schedule of Investments in Affiliated Issuers–100.54%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Domestic Equity Funds–68.14%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.81%	$281,865	$159,801	$(73,180)	$41,859	$1,326	$—	10,249	$411,671
Invesco Main Street Small Cap Fund, Class R6	6.29%	324,431	157,570	(186,698)	17,954	21,825	83	15,246	331,753
Invesco PureBetaSM MSCI USA ETF(b)	15.09%	520,902	365,501	(173,870)	80,336	3,085	5,162	18,126	795,954
Invesco Russell 1000 Dynamic Multifactor ETF	19.37%	532,462	515,235	(116,524)	87,840	2,319	7,183	22,059	1,021,332
Invesco S&P SmallCap Low Volatility ETF	3.57%	224,803	100,251	(164,328)	9,774	17,799	1,570	3,997	188,299
Invesco U.S. Managed Volatility Fund, Class R6	16.01%	280,896	510,990	(18,403)	68,811	1,835	—	61,615	844,129
Total Domestic Equity Funds		2,165,359	1,809,348	(733,003)	306,574	48,189	13,998		3,593,138
Fixed Income Funds–4.94%
Invesco 1-30 Laddered Treasury ETF	—	112,138	53,285	(153,503)	1,404	(13,324)	331	—	—
Invesco Intermediate Bond Factor Fund, Class R6	2.02%	—	105,339	—	1,057	—	867	9,743	106,396
Invesco Taxable Municipal Bond ETF	2.00%	—	107,447	(4,197)	2,191	36	1,243	3,205	105,477
Invesco Variable Rate Investment Grade ETF(c)	0.92%	27,939	20,448	—	166	—	244	1,933	48,547
Total Fixed Income Funds		140,077	286,519	(157,700)	4,818	(13,288)	2,685		260,420
Foreign Equity Funds–26.56%
Invesco Emerging Markets All Cap Fund, Class R6	6.40%	56,969	298,545	(2,673)	(15,020)	(138)	—	8,182	337,683
Invesco Developing Markets Fund, Class R6	6.55%	57,015	311,795	(8,089)	(15,589)	(42)	—	6,670	345,090
Invesco International Select Equity Fund, Class R6(d)	2.94%	56,116	140,965	(18,546)	(30,405)	7,084	—	11,514	155,214
Invesco International Small-Mid Company Fund, Class R6	2.12%	98,293	55,462	(50,505)	10,596	(1,906)	—	1,842	111,940
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.82%	83,844	157,629	(44,615)	4,901	(109)	3,596	7,035	201,650
Invesco RAFI™ Strategic Developed ex-US ETF	2.86%	83,558	173,397	(120,003)	(2,892)	16,473	3,752	5,043	150,533
Invesco S&P International Developed Low Volatility ETF	1.87%	69,727	88,217	(61,144)	1,316	635	2,367	3,224	98,751
Total Foreign Equity Funds		505,522	1,226,010	(305,575)	(47,093)	21,997	9,715		1,400,861
Money Market Funds–0.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.15%	13,231	623,794	(629,202)	—	—	3	7,823	7,823
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.58%	15,189	445,567	(430,137)	—	1	3	30,607	30,620
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.17%	15,122	712,907	(719,089)	—	—	1	8,940	8,940
Total Money Market Funds		43,542	1,782,268	(1,778,428)	—	1	7		47,383
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $4,624,481)	100.54%	2,854,500	5,104,145	(2,974,706)	264,299	56,899	26,405		5,301,802

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.57%
Invesco Private Government Fund, 0.02%(e)(f)	1.67%	—	93,535	(5,622)	—	—	1(g)	87,913	87,913
Invesco Private Prime Fund, 0.11%(e)(f)	3.90%	—	217,035	(11,148)	—	—	8(g)	205,805	205,887
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $293,800)	5.57%	—	310,570	(16,770)	—	—	9		293,800
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $4,918,281)	106.11%	$2,854,500	$5,414,715	$(2,991,476)	$264,299	$56,899(h)	$26,414		$5,595,602
OTHER ASSETS LESS LIABILITIES	(6.11)%								(322,209)
NET ASSETS	100.00%								$5,273,393
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$3,329
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of September 30, 2021, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Peak Retirement™ 2025 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$22,245,520	$—	$—	$22,245,520
Money Market Funds	171,018	131,080	—	302,098
Total Investments	$22,416,538	$131,080	$—	$22,547,618
Invesco Peak Retirement™ 2030 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$36,748,598	$—	$—	$36,748,598
Money Market Funds	237,308	76,620	—	313,928
Total Investments	$36,985,906	$76,620	$—	$37,062,526
Invesco Peak Retirement™ 2035 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$18,538,282	$—	$—	$18,538,282
Money Market Funds	190,240	509,486	—	699,726
Total Investments	$18,728,522	$509,486	$—	$19,238,008
Invesco Peak Retirement™ 2040 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$22,018,632	$—	$—	$22,018,632
Money Market Funds	203,970	596,640	—	800,610
Total Investments	$22,222,602	$596,640	$—	$22,819,242
Invesco Peak Retirement™ 2050 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$16,922,540	$—	$—	$16,922,540
Money Market Funds	129,959	293,800	—	423,759
Total Investments	$17,052,499	$293,800	$—	$17,346,299
Invesco Peak RetirementTM Funds

Invesco Peak Retirement™ 2055 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$5,171,360	$—	$—	$5,171,360
Money Market Funds	51,330	361,600	—	412,930
Total Investments	$5,222,690	$361,600	$—	$5,584,290
Invesco Peak Retirement™ 2065 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$5,254,419	$—	$—	$5,254,419
Money Market Funds	47,383	293,800	—	341,183
Total Investments	$5,301,802	$293,800	$—	$5,595,602
Invesco Peak RetirementTM Funds